Financial Instruments (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended		12 Months Ended						12 Months Ended
	Aug. 31, 2007	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2013	Jan. 08, 2013	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 28, 2012 CMM Credit Facility, Due March 2017 [Member]	Dec. 31, 2012 CMM Credit Facility, Due March 2017 [Member] Maximum [Member]	Dec. 31, 2012 CMLP Credit Facility, Due November 2017 [Member]	Dec. 31, 2011 CMLP Credit Facility, Due November 2017 [Member]	Dec. 31, 2012 CMLP Credit Facility, Due November 2017 [Member] Minimum [Member]	Dec. 31, 2012 CMLP Credit Facility, Due November 2017 [Member] Maximum [Member]	Dec. 31, 2012 Senior Notes, Due April 2019 [Member]	Dec. 31, 2012 Senior Notes, Due April 2019 [Member] Minimum [Member]	Dec. 31, 2012 Senior Notes, Due 2019 [Member]
Debt Instrument [Line Items]
Credit Facility, borrowing capacity						$ 200,000,000	$ 200,000,000	$ 200,000,000		$ 550,000,000
Credit Facility, credit agreement term							5 years
Credit Facility, total available										167,000,000
Credit Facility, outstanding						127,000,000	127,000,000			206,700,000	312,500,000
Credit Facility, remaining borrowing capacity						59,000,000	59,000,000
Credit Facility, average outstanding borrowings						18,000,000				305,000,000	325,000,000
Credit Facility, maximum outstanding borrowings						130,000,000				375,000,000	282,000,000
Credit Agreement LIBOR Interest Rate Margin						2.50%	2.50%			2.50%	3.00%
Weighted-average interest rate						2.80%	2.80%			2.80%	3.30%
Senior unsecured bridge loan		200,000,000
Debt instrument, face amount														200,000,000		150,000,000
Commitment fees		3,000,000
Debt instrument, interest rate														7.75%
Debt to Adjusted EBITDA Ratio							5.0		4.5	5.5			5.0
EBITDA to interest expense, minimum							2.0					2.5
EBITDA to fixed charges ratio, minimum															1.75
Subordinated note	$ 50,000,000	$ 50,000,000
Conversion average common unit price period			20 days
Common units issued from conversion of subordinated debt			2,333,712
Interests acquired				65.00%	65.00%